UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio Acadian Emerging Markets Debt Fund

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

The Funds file their complete schedules of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a portfolio voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2011 to April 30, 2012, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2012, the Portfolio returned 6.66%, versus 4.02% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Late 2011 saw many emerging investors in a holding pattern as they awaited stronger signals of economic recovery prior to moving back more decisively into riskier assets. Sentiment improved as we moved into the first two months of 2012. Investors were encouraged by a number of positive developments, including better than expected U.S. unemployment data, perceived progress on the European debt crisis, and recovering industrial production in Japan. Improved investor confidence helped drive returns in markets viewed as riskier and more dependent on global growth, and emerging markets benefited from this trend. March and April saw weaker returns as investors reacted to signs of a potential slowdown in China. Emerging markets collectively rose 4.02% over the six months ended April 30, 2012, with all regions in positive territory. Among the strongest markets were Thailand, Mexico, South Africa and Turkey. Weaker markets included Brazil, Poland and India.

Portfolio Structure

The Portfolio was invested in a broad range of emerging markets over the period. The investment process considered both bottom-up company attractiveness and top-down country ratings, combined with benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI benchmark. Significant country positions included overweightings in Thailand, Korea, Poland and Turkey. Taiwan and India were overweighted at the beginning of the period, but moved to more neutral weights over the course of the six months. Brazil started out the period underweighted but moved to an overweight as it became more attractive. The Portfolio was generally underweighted relative to the benchmark in China, Russia, Malaysia, Mexico and South Africa.

Commentary on the Portfolio’s Investment Performance

The Portfolio had a return in excess of the benchmark over the period. Active stock selection in Brazil was the largest positive contributor, with excess return coming from a focus on utilities, IT, and consumer staples. Also successful was a market overweighting in Thailand, combined with stock selection. Additional value-added was achieved through stock selection in Korea, India, and South Africa. Looking at less successful investments, the Portfolio lost

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012

some value from stock selection and an overweight in Poland, as well as active market weightings in South Africa, Taiwan, and China.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, SouthAfrica, Taiwan, Thailand, and Turkey.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Debt Fund (the “Fund”). This commentary covers the six months from November 1, 2011 to April 30, 2012, focusing on the Fund’s performance and some of the conditions and decisions that impacted returns.

Fund Performance Review

For the six months ended April 30, 2012, the Fund returned 5.68%, versus 4.05% for the JPMorgan GBI-EM Global Diversified Index, a standard emerging market debt benchmark that reflects the universe of investable local currency bonds with individual country exposures capped at 10% each.

Economic and Market Conditions

World equity markets were particularly volatile over the period, as improving economic news in the U.S. contended with unresolved sovereign debt risks in Europe and concerns about slowing growth in China. Government bonds reflected this volatility, with yields fluctuating intra-period but ending decidedly lower in major markets. Credit spreads, including high yield and emerging market bonds, rose considerably early in the period before reversing direction. The U.S. dollar followed a similar pattern, rising against most major developed and emerging market currencies through December before trending lower by the end of the period.

Fund Structure

The Fund was neutral to underweight duration over the period, with the view that emerging market bonds would underperform assets such as frontier bonds. As of November, the Fund held its largest underweight positions in Malaysia, Russia, Turkey and Colombia. Since then, additional underweights were added in Mexico, Thailand and Indonesia. These underweights created space for inflation-linked bond positions, and the Fund held inflation-linked bonds in Brazil, Mexico, Thailand, Turkey and Uruguay over the period. The Fund manages bonds and currencies separately.

In currencies, the Fund began November with a sizeable overweight in Latin America, Turkey and South Africa. In January, overweight positions in Eastern Europe and Asia were also added. The Fund began to take profits on these trades after the first quarter rally in anticipation of a renewal of crisis in Europe and slowing growth in the U.S. By end-April, the Fund held a net neutral currency position, with an overweight in Peru, Philippines, Turkey and Thailand offset with an underweight in Eastern Europe.

In terms of out-of-index securities, holdings of frontier bonds were increased from an approximately 18% to 22% allocation of the Fund. Dollar-denominated allocations were roughly constant. As of November, the largest frontier investments were in Nigeria, Ghana and Zambia, with an additional sizeable position in Venezuelan dollar bonds. Over the period, the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012

Fund added a large holding in Uganda and increased investments in Zambia and Congo; holdings in Ghana and Ivory Coast were reduced. Dollar bond positions were rotated from Venezuela into Argentina. Currency exposures in Kenya and Kazakhstan were added.

Fund Performance

The Fund outperformed the benchmark for the period. Roughly three-fourths of the Fund’s nominal returns came from bonds, with the remainder attributed to currencies. Top bond returns came from Indonesia, Uganda, Venezuela and Brazil. Only Argentina was a detractor. On the currency side, investments in the Kenyan shilling, Russian ruble, Turkish lira, Colombian peso and the South African rand added the most value, with some offset from losses in the Brazilian real, Ghanaian cedi and Indonesian rupiah.

Please let us know if we can provide any additional information.

Sincerely,

L. Brian Carter

Vice President

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The JPMorgan GBI-EM Global Diversified Index tracks local currency bonds issued by emerging market governments. It limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and investors cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.4%
	Shares	Value

Argentina — 0.2%
Petrobras Argentina ADR*	73,025	$831,755
Telecom Argentina ADR*	113,725	1,663,797

		2,495,552

Brazil — 13.8%
Banco do Brasil	1,092,300	13,552,394
BM&F Bovespa SA	269,600	1,506,303
Centrais Eletricas Brasileiras ADR	252,446	2,150,840
Cia de Saneamento Basico do Estado de Sao Paulo	214,021	8,425,431
Cia de Saneamento Basico do Estado de Sao Paulo ADR	144,519	11,440,124
Cia de Saneamento de Minas Gerais-COPASA	126,500	2,963,159
Cielo	618,360	18,575,292
Cosan	377,632	5,226,427
Cosan SA Industria Comercio	247,100	4,299,928
EDP - Energias do Brasil	363,000	2,530,897
Embraer ADR	184,246	6,382,281
Embratel Participacoes*	794	4
Multiplus	9,300	202,379
Obrascon Huarte Lain Brasil	27,500	237,612
Oi ADR	25,785	462,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Brazil — (continued)
Petroleo Brasileiro ADR	1,062,065	$25,001,010
Seara Alimentos* (A)	911	3
Tim Participacoes ADR	421,124	12,604,241
Tim Participacoes	1	6
Ultrapar Participacoes	69,900	1,584,911
Vale ADR, Cl B	992,548	22,034,566

		139,180,133

Chile — 1.1%
Administradora de Fondos de Pensiones Provida ADR	2,880	230,400
Cia Cervecerias Unidas ADR	8,587	615,001
Enersis ADR	508,898	10,315,362

		11,160,763

China — 8.7%
Bank of China	5,700,000	2,373,604
Bank of Communications	345,000	265,486
Changyou.com ADR*	44,630	1,080,939
China Citic Bank	2,535,000	1,606,230
China Communications Construction	717,000	714,420
China Petroleum & Chemical	16,882,000	17,930,555
China Southern Airlines*	554,000	248,266
China Sports International	670,000	24,813
China Techfaith Wireless Communication Technology ADR*	46,083	69,585
China Telecom	24,472,000	13,115,792
Chongqing Rural Commercial Bank*	607,000	279,003
Dongfeng Motor Group	5,376,000	10,514,735
Harbin Power Equipment	794,000	824,402
Industrial & Commercial Bank of China	8,759,000	5,819,778
Jiangling Motors	67,800	160,825
Luthai Textile (A)	444,800	388,694
Perfect World ADR	299,451	3,656,297
PetroChina	16,420,000	24,493,667
Qingling Motors	918,000	291,290
Renesola ADR*	104,731	172,806
Shanda Games ADR	250,192	1,326,017
Shanghai Friendship Group	327,270	489,795
Shanghai Mechanical and Electrical Industry	367,800	391,325
Sinopec Shanghai Petrochemical	2,090,000	725,454
Weiqiao Textile	1,169,500	575,579

		87,539,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Colombia — 0.2%
Ecopetrol ADR	33,308	$2,155,028

Czech Republic — 0.2%
Komercni Banka	9,129	1,678,708

Egypt — 0.3%
Alexandria Mineral Oils	24,485	347,393
Commercial International Bank Egypt	223,642	946,693
Ezz Steel	408,960	493,844
Talaat Moustafa Group*	521,702	365,047
Telecom Egypt	282,406	605,898

		2,758,875

Hong Kong — 4.1%
Chaoda Modern Agriculture Holdings* (A)	374,000	53,025
China Minsheng Banking	4,391,500	4,556,408
China Mobile	3,028,000	33,544,057
Global Bio-Chemical Technology Group	1,316,000	259,514
Lenovo Group	3,128,000	3,007,596

		41,420,600

Hungary — 0.0%
Magyar Telekom Telecommunications	143,114	360,007

India — 6.4%
ABG Shipyard	15,923	114,906
Aditya Birla Nuvo	27,963	491,979
Allahabad Bank	475,087	1,496,479
Andhra Bank	677,845	1,498,462
Apollo Tyres	2,011,899	3,451,151
Aptech	68,832	97,240
Arvind*	589,342	971,799
Balrampur Chini Mills	5,870	6,126
Bank of Baroda	509,884	7,448,950
Bank of India	41,596	279,017
Binani Industries	31,237	66,949
Cairn India*	39,792	260,687
Canara Bank	598,977	4,962,303
Chambal Fertilizers & Chemicals	562,087	809,000
Deccan Chronicle Holdings*	117,886	89,365
Dena Bank	811,650	1,434,634
Escorts	106,456	148,978
Grasim Industries	27,690	1,347,431

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
Gujarat State Fertilizers & Chemicals	51,767	$432,161
IDBI Bank	1,256,380	2,420,975
Indian Bank	445,582	1,870,261
Indian Overseas Bank	649,387	1,075,740
Jammu & Kashmir Bank	9,254	165,255
JBF Industries	195,771	419,960
MRF	24	5,227
NIIT Technologies	156,447	774,368
Oil & Natural Gas	1,003,501	5,142,228
Oriental Bank of Commerce	431,475	1,892,513
PSL	44,217	50,006
Punjab National Bank	417,952	6,742,351
Rajesh Exports	62,013	168,741
Sasken Communications Technologies	470,374	1,080,432
SRF	40,927	185,570
State Trading of India	324	1,694
Syndicate Bank	343,104	677,744
Tata Chemicals	78,460	500,611
Tata Motors	2,053,327	12,333,599
UCO Bank	125,996	184,810
Uflex	195,499	428,837
Union Bank of India	227,114	966,420
Vijaya Bank	1,654,439	1,841,230

		64,336,189

Indonesia — 1.3%
AKR Corporindo	6,276,000	2,816,876
Bakrie Sumatera Plantations	12,254,500	400,016
Bank Negara Indonesia Persero	4,991,500	2,186,039
Bank Rakyat Indonesia	1,794,500	1,298,452
Citra Marga Nusaphala Persada	1,357,000	324,836
Darma Henwa*	8,485,000	72,012
Energi Mega Persada*	10,774,500	226,264
Gajah Tunggal	5,603,000	1,569,852
Indofood Sukses Makmur	3,497,500	1,845,697
Indosat	299,000	157,788
Japfa Comfeed Indonesia	343,000	157,682
Perusahaan Perkebunan London Sumatra Indonesia	1,506,500	479,464
Sampoerna Agro	1,379,500	491,579
Surya Semesta Internusa	4,902,000	640,052

		12,666,609

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Malaysia — 1.1%
Digi.Com	742,400	$991,175
KUB Malaysia	147,200	30,160
Kulim Malaysia	615,100	859,839
Malaysia Building Society	847,200	635,540
OSK Holdings	320,415	181,067
RHB Capital	172,900	421,108
Telekom Malaysia	4,615,200	8,220,730

		11,339,619

Mexico — 2.4%
Alfa, Ser A	408,200	5,839,733
Bio Pappel*	169,500	76,383
Cemex ADR*	1,068,515	7,725,363
Coca-Cola Femsa ADR*	18,446	1,954,354
Gruma*	79,800	218,584
Grupo Aeroportuario del Pacifico ADR	23,545	911,427
Grupo Aeroportuario del Sureste ADR	2,626	215,096
Grupo Financiero Banorte	622,000	2,999,708
Grupo Mexico, Ser B	720,200	2,219,879
Grupo Modelo	271,900	1,921,425

		24,081,952

Pakistan — 0.2%
Attock Refinery	268,591	364,091
Bank Alfalah	904,800	171,638
DG Khan Cement*	1,948,800	854,740
Pakistan Telecommunication	1,728,382	238,260

		1,628,729

Philippines — 0.3%
DMCI Holdings	316,200	447,114
Globe Telecom	6,955	184,830
Metropolitan Bank & Trust	344,570	745,943
Philippine National Bank*	226,380	403,752
Security Bank	71,010	240,512
Universal Robina	392,100	603,659

		2,625,810

Poland — 2.7%
Grupa Lotos*	42,614	383,125
KGHM Polska Miedz	284,298	12,514,053

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Poland — (continued)
Polski Koncern Naftowy Orlen	831,739	$9,704,017
Tauron Polska Energia	2,824,186	4,182,586

		26,783,781

Russia — 5.8%
LUKOIL ADR	359,139	22,033,178
Mobile Telesystems ADR	51,447	1,006,304
OAO Gazprom ADR	2,505,041	28,908,173
Surgutneftegas ADR	593,431	5,922,441
Tatneft ADR	19,662	727,494

		58,597,590

Singapore — 0.1%
China Yuchai International	35,390	501,476

South Africa — 3.2%
Barloworld	22,007	277,446
Imperial Holdings	512,550	11,131,454
Kumba Iron Ore	74,826	5,289,468
Liberty Holdings	40,944	464,517
MTN Group	392,996	6,870,169
Sappi	54,763	198,457
Telkom	778,225	2,380,723
Vodacom Group	16,822	233,935
Woolworths Holdings	802,564	5,018,767

		31,864,936

South Korea — 19.6%
AtlasBX	262,941	5,490,904
BS Financial Group	15,290	157,618
Chong Kun Dang Pharm	8,530	120,011
CJ	108,326	7,486,128
Daeduck GDS	24,730	275,720
Daesang	540	8,697
Daou Data	44,716	139,673
Daou Technology	49,380	493,745
Dongwoo*	33,525	98,784
Ecoplastic	228,571	517,767
Global & Yuasa Battery	15,790	635,023
Grand Korea Leisure	10,540	221,502
Green Cross Holdings	13,560	154,783

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
GS Home Shopping	2,089	$205,365
Halim*	18,328	39,571
Halla Engineering & Construction	10,470	107,931
Hana Financial Group	366,500	12,599,071
Hanil E-Wha	199,070	1,676,935
Hanwha	258,430	6,631,541
Hite Holdings	14,760	137,788
Humax	17,399	137,483
Husteel	22,760	492,407
Hwa Shin	18,740	178,259
Hyundai Motor	105,820	25,141,175
Industrial Bank of Korea	107,270	1,186,484
Inzi Controls	5,490	34,977
KB Financial Group	55,480	1,890,039
KCC	852	219,385
Kia Motors	246,037	18,156,828
Kolon	25,730	532,757
Korea Exchange Bank	272,810	2,073,609
KP Chemical	241,540	3,077,691
KT	39,020	1,015,098
Kyeryong Construction Industrial	18,032	210,616
LG	116,239	5,924,448
LG Display	466,560	10,279,698
Neowiz*	6,358	79,607
Nong Shim	990	198,416
Pacific	1,322	332,803
Samsung Electronics	47,375	58,268,997
Samsung Heavy Industries	52,460	1,935,699
SBS Media Holdings	50,410	132,033
Shinhan Financial Group	54,995	1,922,179
SK C&C	13,003	1,075,793
SK Chemicals	8,790	437,896
SK Holdings	75,349	8,100,788
SK Telecom ADR	266,309	3,600,498
SK Telecom	11,291	1,348,775
Taekwang Industrial	160	145,258
Taeyoung Engineering & Construction	67,270	297,027
TS	22,368	397,829
Woori Finance Holdings	905,995	9,580,038
Youngone	20,368	443,361
Youngone Holdings	21,582	1,080,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
YTN	66,226	$203,051

		197,330,449

Taiwan — 11.2%
Acelon Chemicals & Fiber	4,440	2,531
AmTRAN Technology	720,000	544,773
AU Optronics	6,698,000	3,004,050
Cheng Loong	2,253,680	875,747
Chien Shing Stainless Steel*	656,000	88,714
China Life Insurance	5,590,819	4,995,819
China Manmade Fibers*	2,416,000	815,576
China Metal Products	377,188	249,879
China Motor	1,455,000	1,203,015
China Petrochemical Development	1,389,300	1,403,165
Chin-Poon Industrial	568,000	512,412
Chipbond Technology	1,290,000	1,748,943
ChipMOS Technologies*	12,097	162,100
Compal Electronics	8,101,169	9,319,180
CTCI	298,000	575,421
Elitegroup Computer Systems	642,000	178,037
Far EasTone Telecommunications	280,000	608,727
Feng TAY Enterprise	99,640	95,006
Forhouse*	331,000	187,550
Formosa Taffeta	387,000	365,688
FSP Technology	217,357	202,411
Fubon Financial Holding	12,286,947	12,809,201
Gigabyte Technology	171,000	148,118
Global Brands Manufacture*	367,000	180,934
GMI Technology	171,074	80,827
Grand Pacific Petrochemical	3,345,000	1,471,601
Hai Kwang Enterprise	303,571	143,946
Hannstar Board	509,234	270,234
Hon Hai Precision Industry	4,328,000	13,691,467
Inventec	6,206,620	2,390,553
King Yuan Electronics	2,127,000	881,137
King’s Town Bank*	308,000	179,790
Leader Electronics	188,673	78,160
Lingsen Precision Industries	935,000	547,392
LITE-ON IT	2,097,348	2,125,460
Lite-On Technology	6,914,533	8,439,431
Long Bon International	365,000	148,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Mega Financial Holding	3,244,960	$2,566,327
Mercuries & Associates	1,461,662	1,223,536
New Asia Construction & Development	616,704	190,025
Nien Hsing Textile	344,267	227,480
Pegatron	1,750,343	2,534,862
Pou Chen	7,282,270	6,245,472
Powerchip Technology*	10,993,000	357,545
P-Two Industries	49,000	31,539
Sanyang Industry	734,680	423,827
Sigurd Microelectronics	300,000	233,151
Sinon	291,420	128,207
SinoPac Financial Holdings	2,259,134	769,584
Skymedi	79,000	146,865
Star Comgistic Capital	172,000	93,041
STATS ChipPAC Taiwan Semiconductor	147,000	170,108
Taishin Financial Holding	7,110,337	2,750,802
Taiwan Business Bank*	551,313	167,611
Taiwan Pulp & Paper	634,940	221,730
Taiwan Union Technology	9,000	4,714
Teco Electric and Machinery	3,231,000	2,367,235
Topco Scientific	115,000	204,735
TYC Brother Industrial	177,382	74,697
United Microelectronics	25,149,000	13,173,552
USI	3,645,762	3,407,546
Vanguard International Semiconductor	803,000	383,513
Walsin Technology	1,216,334	322,734
Wellypower Optronics	174,000	96,208
Winbond Electronics*	11,678,000	1,955,096
Wistron	166,000	249,212
Yageo	3,818,000	1,098,009

		112,544,665

Thailand — 5.8%
Advanced Info Service	2,065,600	12,292,839
Airports of Thailand	225,400	454,465
AJ Plast	331,300	162,687
Bangchak Petroleum	3,006,000	2,492,780
Bangkok Bank	260,900	1,620,550
Bangkok Bank	946,500	5,879,073
Kiatnakin Bank	715,800	861,288
Krung Thai Bank	7,009,700	4,103,239

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Thailand — (continued)
Krung Thai Bank	972,300	$569,151
Lanna Resources	234,800	221,438
LPN Development	1,380,800	776,840
Major Cineplex Group	743,700	469,196
Property Perfect	19,472,100	804,214
PTT	792,000	9,040,390
Thai Oil	656,900	1,441,976
Thanachart Capital	215,100	222,095
Thanachart Capital	3,543,000	3,658,220
Total Access Communication	3,962,400	10,630,829
TPI Polene	837,600	384,070
TPI Polene	5,195,500	2,382,327
Vinythai	317,300	196,055

		58,663,722

Turkey — 5.7%
Advansa Sasa Polyester Sanayi*	377,867	277,551
Aksa Akrilik Kimya Sanayii	114,769	281,654
Alarko Holding	229,089	566,119
Anadolu Sigorta*	306,550	160,584
Arcelik	1,600,097	7,015,372
Aygaz	305,497	1,412,462
Eczacibasi Yatirim Holding Ortakligi	204,041	815,583
Eregli Demir ve Celik Fabrikalari	3,314,002	4,585,352
Gubre Fabrikalari*	22,893	160,332
Haci Omer Sabanci Holding	1,531,185	6,364,498
Ipek Dogal Enerji Kaynaklari Ve Uretim*	178,231	344,030
Ipek Matbacilik Sanayi Ve Ticaret*	178,231	349,105
Is Yatirim Menkul Degerler	180,052	189,663
Kardemir Karabuk Demir Celik Sanayi ve Ticaret*	726,193	396,951
Koza Altin Isletmeleri	45,975	994,762
Koza Anadolu Metal Madencilik Isletmeleri*	608,259	1,191,408
Menderes Tekstil Sanayi ve Ticaret*	373,858	210,744
Park Elektrik Uretim Madencilik Sanayi ve Ticaret*	86,275	266,255
Pinar Entegre Et ve Un Sanayi	43,360	151,096
Soda Sanayii	119,148	228,629
Tekfen Holding	153,639	559,880
Tofas Turk Otomobil Fabrikasi	87,445	387,372
Trakya Cam Sanayi	97,381	140,284
Turk Sise ve Cam Fabrikalari	4,499,356	7,685,733
Turk Traktor ve Ziraat Makineleri	16,652	292,032

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/Number of Rights	Value

Turkey — (continued)
Turkcell Iletisim Hizmet	88,988	$444,877
Turkiye Halk Bankasi	69,304	485,375
Turkiye Is Bankasi	5,050,078	11,559,467
Turkiye Vakiflar Bankasi Tao	5,136,785	9,213,308
Vestel Elektronik Sanayi ve Ticaret*	167,025	206,374

		56,936,852

TOTAL COMMON STOCK (Cost $841,842,738)		948,651,402

PREFERRED STOCK — 4.2%
Brazil — 4.2%
Banco do Estado do Rio Grande do Sul	23,500	202,804
Centrais Eletricas Brasileiras	289,920	3,460,210
Centrais Eletricas de Santa Catarina	4,274	96,057
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	46
Cia de Bebidas das Americas ADR	579,358	24,321,449
Cia Energetica do Ceara	8,800	157,012
Eletropaulo Metropolitana Eletricidade de Sao Paulo	300,161	4,591,818
Embratel Participacoes	60	1
Lojas Americanas	3	28
Metalurgica Gerdau	160,600	1,953,841
Oi*	440,301	2,644,832
Petroleo Brasileiro	394,900	4,367,176
San Carlos Empreendimentos e Participacoes* (A)	455	—
Tractebel Energia, Ser B* (A)	1	—

TOTAL PREFERRED STOCK (Cost $36,074,979)		41,795,274

RIGHTS — 0.0%
Thailand — 0.0%
Property Perfect, Expires (TBD)* (Cost $0)	676,033	5,936

SHORT-TERM INVESTMENT — 0.5%
Union Bank N.A. Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $5,220,237)	5,220,237	5,220,237

TOTAL INVESTMENTS — 99.1% (Cost $883,137,954)		$995,672,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

Percentages are based on Net Assets of $1,005,079,806

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2012, was $441,722 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2012.

ADR —	American Depositary Receipt

Cl —	Class

Ser —	Series

TBD —	To Be Determined

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2012 was as follows:

Investments in Securities	Level 1	Level 2†	Level 3		Total
Common Stock
Argentina	$2,495,552	$—	$—		$2,495,552
Brazil	139,180,130	—	3		139,180,133
Chile	11,160,763	—	—		11,160,763
China	6,305,644	80,845,019	388,694		87,539,357
Colombia	2,155,028	—	—		2,155,028
Czech Republic	1,678,708	—	—		1,678,708
Egypt	2,758,875	—	—		2,758,875
Hong Kong	41,367,575	—	53,025		41,420,600
Hungary	—	360,007	—		360,007
India	64,336,189	—	—		64,336,189
Indonesia	12,666,609	—	—		12,666,609
Malaysia	11,339,619	—	—		11,339,619
Mexico	24,081,952	—	—		24,081,952
Pakistan	1,628,729	—	—		1,628,729
Philippines	2,625,810	—	—		2,625,810
Poland	26,783,781	—	—		26,783,781
Russia	58,597,590	—	—		58,597,590
Singapore	501,476	—	—		501,476
South Africa	31,864,936	—	—		31,864,936
South Korea	197,330,449	—	—		197,330,449
Taiwan	112,544,665	—	—		112,544,665
Thailand	58,663,722	—	—		58,663,722
Turkey	56,936,852	—	—		56,936,852

Total Common Stock	867,004,654	81,205,026	441,722		948,651,402
Preferred Stock	41,795,274	—	—	^	41,795,274
Rights	5,936	—	—		5,936
Short-Term Investment	5,220,237	—	—		5,220,237

Total Investments in Securities	$914,026,101	$81,205,026	$441,722		$995,672,849

†	Represents securities trading primarily outside of the United States the values of which were adjusted as a result of significant market movements following the close of local trading.

^	Represents securities labeled as Level 3 in which the market value is zero or has been rounded to zero.

Of the Level 1 investments presented above, equity investments amounting to $627,777,253 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2012 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock
Beginning balance as of November 1, 2011	$52,960
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	68
Net purchases/sales	—
Net transfer in and/or out of Level 3	388,694

Ending balance as of April 30, 2012	$441,722

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$68

Of the Level 2 investments presented above, equity investments amounting to $52,960 were considered Level 3 investments at the beginning of the period. The primary reason for changes in the classification from Levels 3 and 2 was halted securities resumed trading. Of the Level 3 investments presented above, equity investments amounting to $388,695 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Levels 2 to Level 3 was that Luthai Textile halted trading.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 86.8%
	Face Amount (000)*		Value

Argentina — 5.0%
Argentine Republic Government International Bond 8.750%, 06/02/17		205	$185,525
7.000%, 10/03/15		355	319,383
2.500%, 03/31/19 (A)		320	108,000
0.044%, 12/15/35 (B)		1,505	180,600
City of Buenos Aires Argentina 9.950%, 03/01/17 (C)		300	267,000

			1,060,508

Bosnia and Herzegovina — 0.7%
Bosnia & Herzegovina Government International Bond 2.438%, 12/11/21 (B)	DEM	283	146,695

Brazil — 7.7%
Brazil Notas do Tesouro Nacional, Ser B 6.000%, 08/15/14	BRL	245	293,478
6.000%, 05/15/15	BRL	390	465,599
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/17	BRL	191	99,814
10.000%, 01/01/21	BRL	305	152,598
10.000%, 01/01/23	BRL	400	207,414
Brazilian Government International Bond 12.500%, 01/05/22	BRL	334	229,541
8.500%, 01/05/24	BRL	375	199,751

			1,648,195

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)*		Value

Congo — 2.1%
Republic of Congo 3.000%, 06/30/13 (A)		589	$456,475

Croatia — 1.0%
Croatia Government International Bond 6.750%, 11/05/19		200	202,250

Dominican Republic — 1.0%
Dominican Republic International Bond 14.000%, 02/06/15 (C)	DOP	8,000	209,891

Egypt — 1.4%
Egypt Government International Bond 8.750%, 07/18/12 (C)	EGP	2,000	307,680

Germany — 2.3%
Deutsche Bank MTN 6.667%, 06/21/16 (B)	EUR	225	291,875
Kreditanstalt fuer Wiederaufbau MTN 7.125%, 11/15/12	EGP	1,200	189,570

			481,445

Ghana — 1.2%
Ghana Government Bond 13.450%, 02/17/14	GHS	500	259,060

Grenada — 0.5%
Grenada Government International Bond 4.500%, 09/15/13 (A) (C)		200	104,000

Hungary — 2.7%
Hungary Government Bond 6.000%, 11/24/23	HUF	16,300	63,845
5.500%, 02/12/16	HUF	120,370	511,618

			575,463

Indonesia — 7.0%
Indonesia Treasury Bond 10.500%, 08/15/30	IDR	2,284,000	344,435
10.000%, 02/15/28	IDR	2,403,000	344,409
9.500%, 07/15/31	IDR	2,060,000	288,800
9.500%, 05/15/41	IDR	1,535,000	219,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)*		Value

Indonesia — (continued)
7.000%, 05/15/22	IDR	2,470,000	$290,350

			1,487,068

Malaysia — 2.2%
Malaysia Government Bond 4.378%, 11/29/19	MYR	1,005	351,883
4.232%, 06/30/31	MYR	355	119,731

			471,614

Mexico — 8.3%
Mexican Bonos 8.500%, 05/31/29	MXP	2,280	202,087
8.500%, 11/18/38	MXP	4,491	388,115
8.000%, 12/19/13	MXP	1,800	145,394
7.250%, 12/15/16	MXP	4,500	373,996
3.500%, 12/19/13	MXP	1,100	413,611
Petroleos Mexicanos 7.650%, 11/24/21 (C)	MXP	3,100	242,675

			1,765,878

Nigeria — 3.4%
International Bank for Reconstruction & Development MTN 8.200%, 12/12/12	NGN	80,000	473,340
Nigeria Treasury Bill 16.350%, 02/07/13 (D)	NGN	44,100	247,322

			720,662

Peru — 1.8%
Peruvian Government International Bond 8.200%, 08/12/26	PEN	200	95,334
6.950%, 08/12/31 (C)	PEN	299	125,881
6.900%, 08/12/37 (C)	PEN	400	167,587

			388,802

Philippines — 0.6%
Philippine Government International Bond 4.950%, 01/15/21	PHP	5,000	122,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)*		Value

Poland — 6.6%
Poland Government Bond 5.750%, 09/23/22	PLN	1,387	$449,973
5.500%, 10/25/19	PLN	1,120	361,293
5.000%, 04/25/16	PLN	1,890	602,609

			1,413,875

Russia — 6.2%
RusHydro Finance MTN 7.875%, 10/28/15	RUB	2,500	84,124
Russian Foreign Bond 7.850%, 03/10/18 (C)	RUB	35,000	1,242,353

			1,326,477

South Africa — 6.7%
South Africa Government Bond 10.500%, 12/21/26	ZAR	5,984	921,453
7.250%, 01/15/20	ZAR	2,310	291,850
6.250%, 03/31/36	ZAR	2,345	225,379

			1,438,682

Thailand — 3.5%
Thailand Government Bond 3.650%, 12/17/21	THB	12,115	390,332
3.450%, 03/08/19	THB	6,275	199,941
1.200%, 07/14/21	THB	4,515	151,371

			741,644

Turkey — 4.9%
Turkey Government Bond 10.500%, 01/15/20	TRY	505	308,679
9.500%, 01/12/22	TRY	360	209,595
8.000%, 10/09/13	TRY	755	422,155
4.000%, 04/01/20	TRY	172	101,999

			1,042,428

Uganda — 4.3%
Republic of Uganda Government Bond 10.750%, 01/26/17	UGX	2,818,000	922,202

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)*/ Number of Warrants/ Shares		Value

United Kingdom — 1.6%
Standard Bank MTN 12.390%, 08/12/12 (D)	RSD	30,000	$343,214

Uruguay — 1.2%
Uruguay Government International Bond 4.250%, 04/05/27		3,275	264,868

Zambia — 2.9%
Republic of Zambia 11.382%, 04/09/13 (D)	ZMK	1,470,000	250,644
10.000%, 09/19/13	ZMK	2,105,000	375,897

			626,541

TOTAL GLOBAL BONDS (Cost $18,739,862)			18,527,671

WARRANTS — 2.0%
Nigeria — 1.1%
Central Bank of Nigeria, Expires 11/15/20‡		1,250	231,250
Venezuela — 0.9%
Venezuela Government International Bond, Expires 04/15/20‡		7,000	206,500

TOTAL WARRANTS (Cost $456,000)			437,750

SHORT-TERM INVESTMENT — 9.6%
Union Bank N.A. Diversified Money Market, 0.020% (E) (Cost $2,045,196)		2,045,196	2,045,196

TOTAL INVESTMENTS — 98.4% (Cost $21,241,058)			$21,010,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at April 30, 2012, is as follows:

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
5/9/12	BRL	910,053	USD	(494,000)	476,478	$17,522
5/9/12	USD	888,849	BRL	(1,567,611)	(820,757)	(68,092)
5/10/12	CLP	258,188,800	USD	(526,166)	531,517	(5,351)
5/10/12	USD	570,000	CLP	(277,789,500)	(571,868)	1,868
5/10/12	USD	202,000	CZK	(3,769,320)	(200,025)	(1,975)
5/11/12	CZK	3,808,680	USD	(204,000)	202,112	1,888
5/15/12	USD	400,000	VND	(8,418,000,000)	(402,237)	2,237
5/21/12	MYR	708,863	USD	(232,190)	233,868	(1,678)
5/21/12	USD	1,963,000	MYR	(5,989,714)	(1,976,127)	13,127
5/29/12	EUR	156,339	JPY	(16,539,300)	(207,210)	240
5/29/12-6/19/12	JPY	37,310,000	USD	(455,991)	467,483	(11,492)
5/29/12-7/17/12	USD	775,311	EUR	(583,000)	(771,990)	(3,321)
5/31/12	USD	614,945	HUF	(135,602,330)	(622,795)	7,850
6/4/12	USD	378,000	PEN	(1,012,662)	(383,439)	5,439
6/5/12-6/21/12	MXP	21,608,208	USD	(1,674,306)	1,651,163	23,144
6/5/12-7/18/12	TRY	4,453,131	USD	(2,398,195)	2,503,508	(105,312)
6/5/12-1/23/14	USD	3,883,535	TRY	(7,335,516)	(4,007,463)	123,929
6/11/12	SGD	253,722	USD	(201,000)	205,041	(4,041)
6/11/12	USD	200,000	SGD	(251,810)	(203,495)	3,495
6/12/12	COP	320,320,500	USD	(179,000)	180,677	(1,677)
6/12/12	PLN	2,128,225	USD	(669,000)	671,662	(2,662)
6/12/12	USD	1,092,889	COP	(1,945,999,000)	(1,097,640)	4,751
6/12/12	USD	1,150,794	PLN	(3,593,355)	(1,134,053)	(16,741)
6/15/12	USD	188,000	PHP	(8,033,240)	(189,580)	1,580
6/18/12	CHF	379,693	USD	(410,000)	418,573	(8,573)
6/18/12	IDR	783,530,000	USD	(85,000)	84,825	175
6/18/12	USD	593,000	IDR	(5,497,110,000)	(595,117)	2,117
6/19/12	HUF	46,511,400	EUR	(156,000)	206,545	(6,531)
6/19/12	USD	260,000	JPY	(20,769,320)	(260,256)	256
6/21/12	USD	1,937,000	MXP	(24,755,493)	(1,891,059)	(45,941)
6/22/12	USD	1,039,000	ZAR	(7,948,378)	(1,014,456)	(24,544)
6/22/12	ZAR	3,063,008	USD	(385,000)	390,933	(5,933)
6/29/12	ILS	765,066	USD	(203,000)	202,626	374
6/29/12	USD	205,000	ILS	(764,240)	(202,407)	(2,593)
7/17/12	EUR	683,279	USD	(898,396)	904,854	(6,458)
7/17/12	RUB	4,796,820	USD	(162,000)	161,363	637
7/17/12	USD	856,785	RUB	(25,525,260)	(858,658)	1,873
7/26/12	USD	115,000	UYU	(2,296,550)	(114,067)	(933)
7/31/12	USD	1,000,000	THB	(30,930,000)	(999,928)	(72)
8/28/12	USD	405,000	KZT	(59,887,350)	(404,663)	(337)
9/20/12	CNY	5,748,016	USD	(905,556)	908,429	(2,873)
9/20/12	USD	909,000	CNY	(5,748,016)	(908,429)	(571)
10/30/12	USD	178,000	ZMK	(954,080,000)	(174,555)	(3,445)
12/20/12	USD	403,000	KES	(40,582,100)	(452,157)	49,157
1/11/13	USD	540,000	DOP	(23,045,958)	(549,774)	9,774

						$(59,713)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

The summary of counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2012, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	$6,891,904	$(6,879,873)	$12,031
Citigroup Global Markets	2,181,778	(2,064,000)	117,778
HSBC	114,067	(115,000)	(933)
UBS	22,115,805	(22,304,394)	(188,589)

			$(59,713)

For the six months ended April 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Currency Legend

BRL	Brazilian Real	IDR	Indonesia Rupiah	RSD	Serbian Dinar
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Federation Rouble
CLP	Chilean Peso	KES	Kenyan Shilling	SGD	Singapore Dollar
CNY	China Yuan Renminbi	KZT	Kazakhstani Tenge	THB	Thailand Baht
COP	Colombian Peso	JPY	Japanese Yen	TRY	New Turkish Lira
CZK	Czech Koruna	MXP	Mexican Peso	UGX	Uganda Shillings
DEM	Deutsche Mark	MYR	Malaysia Ringgit	USD	U.S. Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Eqyptian Pound	PEN	Peruvian Nuevo Sol	VND	Vietnamese Dong
EUR	Euro Dollar	PHP	Philippine Peso	ZAR	South African Rand
GHS	Ghanaian Cedi	PLN	Polish Zloty	ZMK	Zambian Kwacha
HUF	Hungarian Forint

Outstanding swap agreements held by the Fund at April 30, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	FLOAT 3M IBRCOL	6.32%	03/14/22	COP	538,000,000	$1,643
Citigroup	FLOAT QUARTERLY KLIBOR	3.34%	01/20/17	MYR	1,644,000	(3,501)
Citigroup	FLOAT 6M BKIBOR	3.22%	03/02/15	THB	24,800,000	(951)

						$(2,809)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

Credit Default Swap on Corporate and Sovereign Issues - Sell Protection(1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/(Received)	Net Unrealized Appreciation
Republic of Turkey	Citigroup	1.00%	3/20/2014	2.14%	$440,000	$(3,629)	$(10,389)	$6,760

Percentages are based on Net Assets of $21,348,720.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	In U.S dollars unless otherwise indicated.

‡	Non-income producing security.

(A)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on April 30, 2012. The coupon on a step bond changes on a specified date.

(B)	Floating rate security—Rate disclosed is the rate in effect on April 30, 2012.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	The rate reported is the 7-day effective yield as of April 30, 2012.

MTN —	Medium Term Note

Ser —	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2012 (Unaudited)

The summary of inputs used to value the Fund’s net assets as of April 30, 2012 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$18,527,671	$—	$18,527,671
Warrants	—	437,750	—	437,750
Cash Equivalent	2,045,196	—	—	2,045,196

Total Investments in Securities	$2,045,196	$18,965,421	$—	$21,010,617

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts – Appreciation*	$—	$271,433	$—	$271,433
Forward Currency Contracts – Depreciation*	—	(331,146)	—	(331,146)
Interest Rate Swaps*	—	(2,809)	—	(2,809)
Credit Default Swap*	—	6,760	—	6,760

Total Other Financial Instruments	$—	$(55,762)	$—	$(55,762)

* Forwards Currency Contracts and Swaps Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2012, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
	Emerging Markets Portfolio	Emerging Markets Debt Fund
Assets
Investments, at Value (Cost $883,137,954 and $21,241,058)	$995,672,849	$21,010,617
Foreign Currency, at Value (Cost $4,307,783 and $23,451)	4,265,395	23,009
Dividends and Interest Receivable	3,965,868	341,914
Receivable for Capital Shares Sold	2,670,085	466,024
Receivable for Investment Securities Sold	2,642,272	—
Reclaim Receivable	2,110	681
Unrealized Gain on Forward Foreign Currency Contracts	—	271,433
Unrealized Gain on Spot Contracts	—	337
Receivable Due from Investment Advisor	—	10,065
Unrealized Gain on Swap Contracts	—	304,503
Prepaid Expenses	14,542	42,141

Total Assets	1,009,233,121	22,470,724

Liabilities
Accrued Foreign Capital Gains Tax on Appreciated Securities	2,240,612	27,190
Payable to Investment Adviser	818,740	10,857
Payable for Capital Shares Redeemed	625,911	—
Payable due to Administrator	68,898	1,405
Chief Compliance Officer Fees Payable	3,644	80
Payable due to Trustees	3,388	66
Payable for Investment Securities Purchased	—	423,081
Unrealized Loss on Forward Foreign Currency Contracts	—	331,146
Unrealized Loss on Swap Contracts	—	300,552
Accrued Expenses	392,122	27,627

Total Liabilities	4,153,315	1,122,004

Net Assets	$1,005,079,806	$21,348,720

Net Assets Consist of:
Paid-in Capital	$924,525,418	$21,729,678
Undistributed (Distributions in Excess of) Net Investment Income	3,895,193	(233,717)
Accumulated Net Realized Gain (Loss) on Investments, Foreign Currency Transactions, and Swap Contracts	(33,546,852)	169,124
Net Unrealized Appreciation (Depreciation) on Investments	112,534,895	(230,441)
Net Unrealized Appreciation on Swap Contracts	—	3,951
Net Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(88,236)	(62,685)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(2,240,612)	(27,190)

Net Assets	$1,005,079,806	$21,348,720

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	54,773,566	2,111,522
Net Asset Value Price Per Share	$18.35	$10.11

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2012 (Unaudited)

STATEMENTS OF OPERATIONS
	Emerging Markets Portfolio	Emerging Markets Debt Fund
Investment Income:
Dividends	$13,734,695	$—
Interest	312	786,581
Less: Foreign Taxes Withheld	(956,195)	(7,529)

Total Income	12,778,812	779,052

Expenses:
Investment Advisory Fees	4,651,691	60,858
Administration Fees	405,676	8,167
Trustees’ Fees	9,402	187
Chief Compliance Officer Fees	5,848	114
Shareholder Servicing Fees	404,046	3,123
Custodian Fees	292,347	24,301
Transfer Agent Fees	111,939	14,670
Printing Fees	31,455	868
Legal Fees	28,939	7,018
Filing and Registration Fees	15,212	9,057
Interest Expense	12,642	—
Audit Fees	10,655	10,095
Deferred Offering Cost	—	6,387
Other Expenses	39,256	4,842

Total Expenses	6,019,108	149,687

Less:
Investment Advisory Fee Waiver	—	(60,751)
Fees Paid Indirectly — (See Note 6)	(122)	(1)

Net Expenses	6,018,986	88,935

Net Investment Income	6,759,826	690,117

Net Realized Gain (Loss) on:
Investments	(4,110,914)	261,256
Swap Contracts	—	(24,836)
Forward Contracts and Foreign Currency Transactions	(557,051)	(44,965)

Net Realized Gain (Loss) on Investments, Forward Contracts, Foreign Currency Transactions, and Swap Contracts	(4,667,965)	191,455

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	57,747,204	65,956
Swap Contracts	—	3,951
Foreign Capital Gains Tax on Appreciated Securities	(1,013,473)	4,885
Foreign Currency Transactions	(111,855)	176,966

Net Change in Unrealized Appreciation	56,621,876	251,758

Net Realized and Unrealized Gain on Investments, Forward Contracts, Foreign Currency Transactions and Swap Contracts	51,953,911	443,213

Net Increase in Net Assets Resulting from Operations	$58,713,737	$1,133,330

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net Investment Income	$6,759,826	$17,210,819
Net Realized Gain (Loss) on Investments, and Foreign Currency Transactions	(4,667,965)	32,074,713
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions	56,621,876	(141,336,799)

Net Increase (Decrease) in Net Assets Resulting from Operations	58,713,737	(92,051,267)

Dividends:
Net Investment Income	(16,794,112)	(8,537,003)

Total Dividends	(16,794,112)	(8,537,003)

Capital Share Transactions:
Issued	170,483,078	425,819,227
Reinvestment of Distributions	14,190,796	4,763,276
Redemption Fees — (See Note 2)	174,314	293,304
Redeemed	(144,076,612)	(269,877,111)

Net Increase in Net Assets from Capital Share Transactions	40,771,576	160,998,696

Total Increase in Net Assets	82,691,201	60,410,426

Net Assets:
Beginning of Period	922,388,605	861,978,179

End of Period (including Undistributed Net Investment Income of $3,895,193 and $13,929,479, respectively)	$1,005,079,806	$922,388,605

Share Transactions:
Issued	9,661,730	21,925,022
Reinvestment of Distributions	893,627	236,979
Redeemed	(8,318,669)	(13,949,076)

Net Increase in Shares Outstanding from Share Transactions	2,236,688	8,212,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*
Operations:
Net Investment Income	$690,117	$727,106
Net Realized Gain (Loss) on Investments, Forward Contracts, Foreign Currency Transactions, and Swap Contracts	191,455	(181,537)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, Forward Contracts, Foreign Currency Transactions, and Swap Contracts	251,758	(568,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,133,330	(22,554)

Dividends and Distributions:
Net Investment Income	(1,465,385)	—
Net Realized Gains	(26,349)	—

Total Dividends and Distributions	(1,491,734)	—

Capital Share Transactions:
Issued	4,650,548	20,301,962
Reinvestment of Distributions	1,386,711	—
Redemption Fees — (See Note 2)	12,376	27,836
Redeemed	(2,204,935)	(2,444,820)

Net Increase in Net Assets from Capital Share Transactions	3,844,700	17,884,978

Total Increase in Net Assets	3,486,296	17,862,424

Net Assets:
Beginning of Period	17,862,424	—

End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $(233,717) and $541,551, respectively)	$21,348,720	$17,862,424

Share Transactions:
Issued	464,907	1,960,320
Reinvestment of Distributions	145,928	—
Redeemed	(218,492)	(241,151)

Net Increase in Shares Outstanding from Share Transactions	392,343	1,719,169

*The Fund commenced operations on December 17, 2010

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012 (Unaudited)	Years Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.56	$19.45	$15.16	$13.07	$44.11	$31.28

Income from Operations:
Net Investment Income(1)	0.13	0.35	0.24	0.22	0.53	0.53
Net Realized and Unrealized Gain (Loss)	0.99	(2.06)	4.18	5.40	(22.44)	18.34

Total from Operations	1.12	(1.71)	4.42	5.62	(21.91)	18.87

Redemption Fees(2)	0.00	0.00	0.00	0.00	0.00	0.00

Dividends and Distributions from:
Net Investment Income	(0.33)	(0.18)	(0.13)	(0.54)	(0.48)	(0.51)
Net Realized Gains	—	—	—	(2.99)	(8.65)	(5.53)

Total Dividends and Distributions	(0.33)	(0.18)	(0.13)	(3.53)	(9.13)	(6.04)

Net Asset Value, End of Period	$18.35	$17.56	$19.45	$15.16	$13.07	$44.11

Total Return†	6.66%	(8.89)%	29.34%	58.69%	(61.74)%	72.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,005,080	$922,389	$861,978	$553,532	$390,413	$1,250,127
Ratio of Expenses to Average Net Assets(3)	1.30%*	1.29%	1.36%	1.49%	1.38%	1.39%
Ratio of Net Investment Income to Average Net Assets	1.45%*	1.78%	1.41%	1.83%	1.87%	1.64%
Portfolio Turnover Rate	20%**	49%	74%	115%	102%	59%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	Per share amounts for the period are based on average outstanding shares.

(2)	Amount was less than $0.01 per share.

(3)	The Ratio of Expenses to Average Net Assets for the six months ended April 30, 2012 and the years ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008, and October 31, 2007, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.30%, 1.29% 1.36%, 1.48%, 1.38%, and 1.38% , respectively.

*	Annualized.

**	Not Annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$10.39		$10.00

Income from Operations:
Net Investment Income(2)	0.36		0.55
Net Realized and Unrealized Gain (Loss)	0.16		(0.18)

Total from Operations	0.52		0.37

Redemption Fees	0.01		0.02

Dividends and Distributions from:
Net Investment Income	(0.79)		—
Net Realized Gains	(0.02)		—

Total Dividends and Distributions	(0.81)		—

Net Asset Value, End of Period	$10.11		$10.39

Total Return†	5.68%		3.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$21,349		$17,862
Ratio of Expenses to Average Net Assets(1)	0.95	%**	0.95	%**
Ratio of Expenses to Average Net Assets (excluding waivers, expense reimbursements and fees paid indirectly)(1)	1.60	%**	2.14	%**
Ratio of Net Investment Income to Average Net Assets	7.38	%**	6.05	%**
Portfolio Turnover Rate	84	%***	148	%***

†	Total Return would have been lower had the Adviser not waived a portion of its fee and reimbursed other expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets for the six months ended April 30, 2012 and the period ended October 31, 2011, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been the same as the ratio reported.

(2)	Per share amounts for the period are based on average outstanding shares

*	Commenced operations on December 17, 2010.

**	Annualized.

***	Not Annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 41 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio, a non-diversified portfolio and the Acadian Emerging Markets Debt Fund, a non-diversified fund (the “Funds”). The Acadian Emerging Markets Debt Fund commenced operations on December 17, 2010. The investment objective of the Acadian Emerging Markets Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The investment objective of the Acadian Emerging Markets Debt Fund is to generate a high total return through a combination of capital appreciation and income by investing primarily in debt securities of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Funds that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

As of April 30, 2012, the total market value of securities in the Acadian Emerging Markets Portfolio, valued in accordance with fair value procedures, was $81,646,748 or 8.1% of net assets. None of the securities in the Acadian Emerging Markets Debt Fund were valued in accordance with fair value procedures.

The Acadian Emerging Markets Portfolio uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds’ Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2012, there have been no significant changes to the Funds’ fair value methodologies.

For details of the investment classification, refer to the Schedules of Investments for the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments, which is also indicative of activity during the period.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. See Note 3 for further details.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of April 30, 2012, if applicable.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Acadian Emerging Markets Portfolio distributes substantially all of its net investment income, if any, annually. The Acadian Emerging Markets Debt Fund distributes substantially all of its net investment income, if any, monthly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees for the Funds are as follows:

Redemption Fees (Unaudited)
	Year/Period Ended October 31, 2011	Six Months Ended April 30, 2012
Acadian Emerging Markets Portfolio	$293,304	$174,314
Acadian Emerging Markets Debt Fund	27,836	12,376

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. For the Acadian Emerging Markets Debt Fund, as of April 30, 2012, the Fund had no deferred offering costs.

3. Credit Derivatives:

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

4. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedules of Investments and the Statement of Operations. The fair value of derivative instruments as of April 30, 2012 was as follows:

	Asset Derivatives		Liability Derivatives
	Six months ended April 30, 2012		Six months ended April 30, 2012
Contract Type	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Unrealized Appreciation on Swap Contracts	$304,503*	Unrealized Depreciation on Swap Contracts	$(307,312)*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	271,433*	Unrealized loss on forward foreign currency contracts	(331,146)*

Credit contracts	Unrealized Appreciation on Swap Contracts	6,760*	Unrealized Depreciation on Swap Contracts	—*

Total Derivatives not accounted for as hedging instruments		$582,696		$(638,458)

*	Includes cumulative appreciation/(depreciation) on forward contracts and swap contracts as reported in the Summary Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2012 is as follows:

Amount of realized Gain or (Loss) on Derivatives Recognized in Income:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$(27,200)	$(27,200)
Credit contracts	—	2,364	2,364
Foreign exchange contracts	155,264	—	155,264

Total	$155,264	$(24,836)	$130,428

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$(2,809)	$(2,809)
Foreign exchange contracts	180,571	—	180,571
Credit contracts	—	6,760	6,760

Total	$180,571	$3,951	$184,522

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

6. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the “Adviser”), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the six months ended April 30, 2012, the Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund earned cash management credits of $122 and $1, respectively, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

7. Investment Advisory Agreement:

Under the terms of the investment advisory agreement for the Funds, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each fund, as follows:

Emerging Markets Portfolio	1.00%
Emerging Markets Debt Fund	0.65%

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Portfolio’s total annual operating expenses from exceeding 2.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Debt Fund’s total annual operating expenses from exceeding 0.95% of the Fund’s average daily net assets.

8. Investment Transactions:

For the six months ended April 30, 2012, the Acadian Emerging Markets Portfolio made purchases of $211,282,196 and sales of $185,383,335 of investment securities other than long-term U.S. Government and short-term securities. For the six months ended April 30, 2012, the Acadian Emerging Markets Debt Fund made purchases of $16,318,431 and sales of $13,595,590 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities for either Fund.

9. Line of Credit:

The Funds entered into an agreement which enables them to participate in a $25 million unsecured committed revolving line of credit with Union Bank N.A., which is set to expire April 17, 2013. The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate. For the six months ended April 30, 2012, the Acadian Emerging Markets Portfolio had average borrowings of $5,679,159 over a period of 37 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the year were $12,642. For the six months ended April 30, 2012, the Acadian Emerging Markets Debt Fund did not utilize a line of credit with Union Bank N.A. As of April 30, 2012, the Funds had no borrowings outstanding.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Acadian Emerging Markets Portfolio
2011	$8,537,003	$—	$8,537,003
2010	4,779,383	—	4,779,383

As of October 31, 2011, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Undistributed Ordinary Income	$15,500,231	$768,188
Capital Loss Carryforwards	(27,553,569)	—
Net Unrealized Appreciation	50,688,108	(590,309)
Other Temporary Differences	(7)	(200,433)

Total Distributable Earnings/(Accumulated Losses)	$38,634,763	$(22,254)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. At October 31, 2011, the Acadian Emerging Markets Portfolio had capital loss carryforwards as follows:

	Expires 10/31/17	Total Capital Loss Carryforwards 10/31/11
Acadian Emerging Markets Portfolio	$27,553,569	$27,553,569

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

During the year ended October 31, 2011, the Acadian Emerging Markets Portfolio had utilized capital loss carryforwards in the amount of $33,323,608 to offset capital gains. The Acadian Emerging Markets Debt Fund had no capital loss carryforwards as of October 31, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, postenactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2012, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Acadian Emerging Markets Portfolio
$883,137,954	$187,490,255	$(74,955,360)	$112,534,895

Acadian Emerging Markets Debt Fund
$21,241,058	$349,856	$(580,297)	$(230,441)

11. Concentration of Risk:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

Certain securities held by the Acadian Emerging Markets Debt Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. As of April 30, 2012, the total value of these securities represented approximately 18.1% of the net assets of the Acadian Emerging Markets Debt Fund.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2012, the net assets of the Funds were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

12. Other:

As of April 30, 2012, 88% of the Acadian Emerging Markets Portfolio’s total shares outstanding were held by four record shareholders and 90% of the Acadian Emerging Markets Debt Fund’s total shares outstanding were held by five record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Loans of Fund Securities:

The Funds may lend fund securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2012

entails a risk of loss to the Funds if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months ended April 30, 2012, there were no securities on loan for either Fund.

14. Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

15 . Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Funds incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual funds. It assumes that the Funds had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Funds in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Acadian Emerging Markets Portfolio
Actual Fund Return	$1,000.00	$1,066.60	1.30%	$6.68
Hypothetical 5% Return	1,000.00	1,018.40	1.30	6.52
Acadian Emerging Markets Debt Fund
Actual Fund Return	$1,000.00	$1,056.80	0.95%	$4.87
Hypothetical 5% Return	1,000.00	1,020.12	0.95	4.79

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-SA-002-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012